UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22497

HUNTINGTON STRATEGY SHARES

(Exact name of registrant as specified in charter)

2960 NORTH MERIDIAN STREET, SUITE 300, INDIANAPOLIS, IN 46208

(Address of principal executive offices) (Zip code)

CITI FUND SERVICES OHIO, INC., 3435 STELZER ROAD, COLUMBUS, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: (855) 477-3837

Date of fiscal year end: April 30

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments.

Huntington US Equity Rotation Strategy ETF	July 31, 2014 (unaudited)

Portfolio of Investments Summary Table (unaudited)

Percentage of Market Value
Consumer Discretionary	8.7%
Consumer Staples	6.5%
Energy	6.9%
Financials	11.7%
Health Care	22.9%
Industrials	13.2%
Information Technology	23.8%
Materials	2.6%
Telecommunication Services	1.7%
Utilities	2.0%

Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2014, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the preceding Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Market Value
Common Stocks — 95.0%
Consumer Discretionary — 8.3%
112	Abercrombie & Fitch Co., Class A	$4,406
84	Advance Auto Parts, Inc.	10,173
154	Amazon.com, Inc. †	48,201
224	American Eagle Outfitters, Inc.	2,388
308	Ann, Inc. †	11,319
140	Bed Bath & Beyond, Inc. †	8,861
210	Best Buy Co., Inc.	6,243
280	Cato Corp., Class A	8,641
364	CBS Corp., Class B	20,686
14	Chipotle Mexican Grill, Inc. †	9,415
140	Coach, Inc.	4,838
1,176	Comcast Corp., Class A	63,186
36	CST Brands, Inc.	1,203
364	DIRECTV †	31,322
168	Discovery Communications, Inc., Class A †	14,315
112	Dollar Tree, Inc. †	6,101
84	Expedia, Inc.	6,671
98	Family Dollar Stores, Inc.	7,326
126	Foot Locker, Inc.	5,989
2,030	Ford Motor Co.	34,551
70	Fossil Group, Inc. †	6,860
210	Gap, Inc.	8,423
448	Goodyear Tire & Rubber Co.	11,276
490	H & R Block, Inc.	15,744
182	Harley-Davidson, Inc.	11,251
700	Home Depot, Inc.	56,596
378	Interpublic Group of Cos., Inc.	7,450
261	Johnson Controls, Inc.	12,330
154	L Brands, Inc.	8,927
140	Lennar Corp., Class A	5,072
602	Lowe’s Cos., Inc.	28,806
238	Macy’s, Inc.	13,754
196	Marriott International, Inc., Class A	12,683
406	McDonald’s Corp.	38,391
224	McGraw-Hill Cos., Inc.	17,969
1,960	Monarch Casino & Resort, Inc. †	24,461
40	Murphy USA, Inc. †	1,977
28	Netflix, Inc. †	11,836

Shares		Market Value
Common Stocks — (Continued)
Consumer Discretionary — (Continued)
266	News Corp., Class A †	$4,695
336	NIKE, Inc., Class B	25,917
1,733	Office Depot, Inc. †	8,682
70	O’Reilly Automotive, Inc. †	10,500
70	PetSmart, Inc.	4,770
28	Priceline.com, Inc. †	34,789
70	Ralph Lauren Corp.	10,910
126	Ross Stores, Inc.	8,114
56	Sherwin-Williams Co.	11,549
336	Starbucks Corp.	26,100
140	Starwood Hotels & Resorts Worldwide, Inc.	10,758
336	Target Corp.	20,021
154	Tempur-Pedic International, Inc. †	8,425
182	Time Warner Cable, Inc.	26,408
476	Time Warner, Inc.	39,518
59	Time, Inc. †	1,422
336	TJX Cos., Inc.	17,905
84	Tractor Supply Co.	5,222
1,135	Twenty-First Century Fox, Inc., Class A	35,957
168	V.F. Corp.	10,293
294	Viacom, Inc., Class B	24,305
852	Walt Disney Co.	73,171
84	Whirlpool Corp.	11,982
112	Wyndham Worldwide Corp.	8,462
196	Yum! Brands, Inc.	13,602

		1,053,118

Consumer Staples — 6.2%
1,022	Altria Group, Inc.	41,493
420	Archer-Daniels-Midland Co.	19,488
322	Avon Products, Inc.	4,250
210	Clorox Co.	18,243
2,044	Coca-Cola Co.	80,309
448	Colgate-Palmolive Co.	28,403
224	Costco Wholesale Corp.	26,329
630	CVS Caremark Corp.	48,107
476	Hillshire Brands Co.	29,879
994	Hormel Foods Corp.	44,988

See Notes to Portfolio of Investments.

Huntington US Equity Rotation Strategy ETF (unaudited) (continued)

Shares		Market Value
Common Stocks — (Continued)
Consumer Staples — (Continued)
294	J & J Snack Foods Corp.	$26,486
126	Keurig Green Mountain, Inc.	15,029
210	Kimberly-Clark Corp.	21,813
297	Kraft Foods Group, Inc.	15,915
140	Lancaster Colony Corp.	12,229
210	Lorillard, Inc.	12,701
896	Mondelez International, Inc.	32,256
98	Monster Beverage Corp. †	6,268
728	PepsiCo, Inc.	64,137
756	Philip Morris International, Inc.	62,000
1,022	Procter & Gamble Co.	79,021
126	The Estee Lauder Cos., Inc., Class A	9,256
392	Walgreen Co.	26,958
756	Wal-Mart Stores, Inc.	55,627
196	Whole Foods Market, Inc.	7,491

		788,676

Energy — 6.6%
252	Anadarko Petroleum Corp.	26,926
196	Apache Corp.	20,121
238	Baker Hughes, Inc.	16,367
392	Cabot Oil & Gas Corp.	12,916
378	Chesapeake Energy Corp.	9,968
812	Chevron Corp.	104,943
560	ConocoPhillips	46,200
182	CONSOL Energy, Inc.	7,065
280	Denbury Resources, Inc.	4,746
210	Devon Energy Corp.	15,855
48	Energy Transfer Partners	2,676
280	EOG Resources, Inc.	30,643
1,974	Exxon Mobil Corp.	195,307
448	Halliburton Co.	30,908
112	Helmerich & Payne, Inc.	11,901
182	Hess Corp.	18,014
168	HollyFrontier Corp.	7,898
280	Kinder Morgan, Inc.	10,074
364	Marathon Oil Corp.	14,105
182	Marathon Petroleum Corp.	15,193
154	Murphy Oil Corp.	9,568
252	Nabors Industries, Ltd.	6,844
210	National Oilwell Varco, Inc.	17,018
224	Noble Energy, Inc.	14,894
350	Occidental Petroleum Corp.	34,199
196	Peabody Energy Corp.	2,973
84	Pioneer Natural Resources Co.	18,603
168	QEP Resources, Inc.	5,552
154	Range Resources Corp.	11,641
602	Schlumberger, Ltd.	65,251
27	Seventy Seven Energy, Inc. †	606
238	Southwestern Energy Co. †	9,658
336	The Williams Cos., Inc.	19,028
322	Valero Energy Corp.	16,358

		834,019

Financials — 11.1%
224	ACE, Ltd.	22,422
280	AFLAC, Inc.	16,727
308	Allstate Corp.	18,003
560	American Express Co.	49,280
392	American International Group, Inc.	20,376
182	Ameriprise Financial, Inc.	21,767

Shares		Market Value
Common Stocks — (Continued)
Financials — (Continued)
756	Apartment Investment and Management Co., Class A	$25,840
5,054	Bank of America Corp.	77,074
644	Bank of New York Mellon Corp.	25,142
406	BB&T Corp.	15,030
812	Berkshire Hathaway, Inc., Class B †	101,850
84	BlackRock, Inc.	25,597
322	Capital One Financial Corp.	25,612
336	CBOE Holdings, Inc.	16,286
294	CBRE Group, Inc., Class A †	9,067
686	Charles Schwab Corp.	19,037
196	Chubb Corp.	16,995
1,330	Citigroup, Inc.	65,050
322	Discover Financial Services	19,661
546	eHealth, Inc. †	11,302
686	Fifth Third Bancorp	14,049
294	Franklin Resources, Inc.	15,920
266	Goldman Sachs Group, Inc.	45,983
378	Hartford Financial Services Group, Inc.	12,912
280	HCP, Inc.	11,628
532	Host Hotels & Resorts, Inc.	11,566
322	Invesco, Ltd.	12,117
1,708	J.P. Morgan Chase & Co.	98,500
56	Jones Lang LaSalle, Inc.	6,927
952	KeyCorp	12,890
238	Lincoln National Corp.	12,469
434	Marsh & McLennan Cos., Inc.	22,034
532	MetLife, Inc.	27,983
210	Moody’s Corp.	18,270
826	Morgan Stanley	26,713
210	Northern Trust Corp.	14,047
266	PNC Financial Services Group	21,961
476	Potlatch Corp.	19,659
308	Prologis, Inc.	12,569
322	Prudential Financial, Inc.	28,005
84	Public Storage, Inc.	14,415
826	Regions Financial Corp.	8,376
518	Safety Insurance Group, Inc.	25,905
154	Simon Property Group, Inc.	25,902
112	SL Green Realty Corp.	12,074
322	State Street Corp.	22,682
336	SunTrust Banks, Inc.	12,785
196	T. Rowe Price Group, Inc.	15,221
238	Travelers Cos., Inc.	21,315
840	U.S. Bancorp	35,305
882	Urstadt Biddle Properties, Class A	18,072
168	Vornado Realty Trust	17,811
77	Washington Prime Group, Inc. †	1,455
2,296	Wells Fargo & Co.	116,866
420	Weyerhaeuser Co.	13,154

		1,409,658

Health Care — 21.7%
719	Abbott Laboratories	30,284
719	AbbVie, Inc.	37,632
238	Aetna, Inc.	18,452
238	Agilent Technologies, Inc.	13,349
961	Alexion Pharmaceuticals, Inc. †	152,789
211	Allergan, Inc.	34,996
364	Allscripts Healthcare Solutions, Inc. †	5,795
344	Amgen, Inc.	43,822

See Notes to Portfolio of Investments.

Huntington US Equity Rotation Strategy ETF (unaudited) (continued)

Shares		Market Value
Common Stocks — (Continued)
Health Care — (Continued)
296	Baxter International, Inc.	$22,108
784	Becton, Dickinson & Co.	91,132
590	Biogen Idec, Inc. †	197,290
801	Bristol-Myers Squibb Co.	40,547
398	Celgene Corp. †	34,686
1,484	Cerner Corp. †	81,917
438	Cooper Cos., Inc.	70,465
168	Covance, Inc. †	14,099
322	Covidien PLC	27,856
1,862	CryoLife, Inc.	18,341
140	DaVita, Inc. †	9,862
1,231	Edwards Lifesciences Corp. †	111,098
574	Eli Lilly & Co.	35,048
370	Express Scripts Holding Co. †	25,771
431	Gilead Sciences, Inc. †	39,458
1,080	Henry Schein, Inc. †	125,550
420	Hologic, Inc. †	10,949
126	Hospira, Inc. †	6,989
969	Humana, Inc.	114,003
1,106	IDEXX Laboratories, Inc. †	137,675
21	Intuitive Surgical, Inc. †	9,609
1,358	Johnson & Johnson	135,922
42	Mallinckrodt PLC †	2,924
767	McKesson Corp.	147,157
484	Medtronic, Inc.	29,882
1,267	Merck & Co., Inc.	71,890
480	Mettler-Toledo International, Inc. †	123,427
336	Mylan Laboratories, Inc. †	16,588
770	Perrigo Co. PLC	115,847
2,859	Pfizer, Inc.	82,053
57	Regeneron Pharmaceuticals, Inc. †	18,025
1,093	Salix Pharmaceuticals, Ltd. †	144,177
210	St. Jude Medical, Inc.	13,690
210	Stryker Corp.	16,752
931	Thermo Fisher Scientific, Inc.	113,117
1,618	UnitedHealth Group, Inc.	131,139
126	Vertex Pharmaceuticals, Inc. †	11,203
182	WellPoint, Inc.	19,985

		2,755,350

Industrials — 12.6%
320	3M Co.	45,085
140	ADT Corp.	4,872
56	Allegiant Travel Co.	6,595
70	Allegion PLC	3,600
1,298	Ametek, Inc.	63,199
336	Boeing Co.	40,481
140	C.H. Robinson Worldwide, Inc.	9,444
322	Caterpillar, Inc.	32,442
616	CSX Corp.	18,431
140	Cummins, Inc.	19,515
333	Danaher Corp.	24,602
252	Deere & Co.	21,448
358	Eaton Corp. PLC	24,316
392	Emerson Electric Co.	24,951
140	Fastenal Co.	6,209
154	FedEx Corp.	22,620
934	Flowserve Corp.	69,153
182	Fluor Corp.	13,262
140	General Cable Corp.	3,112

Shares		Market Value
Common Stocks — (Continued)
Industrials — (Continued)
168	General Dynamics Corp.	$19,617
4,788	General Electric Co.	120,418
392	Honeywell International, Inc.	35,997
280	Illinois Tool Works, Inc.	23,064
210	Ingersoll-Rand PLC	12,346
210	ITT Corp.	9,654
112	Joy Global, Inc.	6,637
84	Kansas City Southern Industries, Inc.	9,161
467	Kirby Corp. †	54,387
461	L-3 Communications Holdings, Inc.	48,387
112	Lincoln Electric Holdings, Inc.	7,441
154	Lockheed Martin Corp.	25,713
336	Masco Corp.	6,989
1,335	Norfolk Southern Corp.	135,716
140	Northrop Grumman Corp.	17,258
53	Now, Inc. †	1,706
1,335	Old Dominion Freight Line †	84,746
70	Oshkosh Truck Corp.	3,235
266	PACCAR, Inc.	16,564
140	Parker Hannifin Corp.	16,093
63	Pentair PLC	4,036
184	Precision Castparts Corp.	42,099
196	Raytheon Co.	17,791
98	Rockwell Automation, Inc.	10,943
280	Rollins, Inc.	7,927
84	Roper Industries, Inc.	12,102
588	Southwest Airlines Co.	16,628
126	Stanley Black & Decker, Inc.	11,019
210	Textron, Inc.	7,638
280	Tyco International, Ltd.	12,082
1,064	Union Pacific Corp.	104,602
448	United Parcel Service, Inc., Class B	43,496
490	United Rentals, Inc. †	51,891
392	United Technologies Corp.	41,219
4	Veritiv Corp. †	160
27	W.W. Grainger, Inc.	6,349
980	Wabtec Corp.	79,066
364	Waste Management, Inc.	16,340

		1,593,854

Information Technology — 22.6%
277	Accenture PLC, Class A	21,961
322	Adobe Systems, Inc. †	22,253
154	Akamai Technologies, Inc. †	9,089
280	Altera Corp.	9,162
728	Amphenol Corp., Class A	70,011
4,822	Apple Computer, Inc.	460,838
838	ASML Holding NV NYS	78,906
196	Autodesk, Inc. †	10,457
294	Automatic Data Processing, Inc.	23,905
233	Cardtronics, Inc. †	8,984
2,394	Cisco Systems, Inc.	60,401
96	Citrix Systems, Inc. †	6,502
364	Cognizant Technology Solutions Corp. †	17,854
840	Corning, Inc.	16,506
140	Cree, Inc. †	6,612
476	eBay, Inc. †	25,133
336	Electronic Arts, Inc. †	11,290
910	EMC Corp.	26,663
42	Equinix, Inc. †	9,010
728	ExlService Holdings, Inc. †	20,421

See Notes to Portfolio of Investments.

Huntington US Equity Rotation Strategy ETF (unaudited) (continued)

Shares		Market Value
Common Stocks — (Continued)
Information Technology — (Continued)
752	F5 Networks, Inc. †	$84,667
882	Facebook, Inc. †	64,077
2,100	Fiserv, Inc. †	129,508
1,708	Gartner Group, Inc. †	116,861
330	Google, Inc., Class A †	191,252
181	Google, Inc., Class C †	103,460
924	Hewlett-Packard Co.	32,904
1,092	Ingram Micro, Inc., Class A †	31,340
2,198	Intel Corp.	74,490
462	International Business Machines Corp.	88,552
149	Intuit, Inc.	12,214
1,694	Jack Henry & Associates, Inc.	98,845
322	Juniper Networks, Inc. †	7,580
448	Lam Research Corp.	31,360
1,148	MasterCard, Inc., Class A	85,124
644	Measurement Specialties, Inc. †	55,378
742	Micron Technology, Inc. †	22,668
3,178	Microsoft Corp.	137,162
224	NetApp, Inc.	8,700
504	NVIDIA Corp.	8,820
1,610	Oracle Corp.	65,028
56	OSI Systems, Inc. †	3,713
420	Paychex, Inc.	17,224
3,136	PC-Tel, Inc.	23,645
714	Qualcomm, Inc.	52,622
84	Rackspace Hosting, Inc. †	2,544
94	Red Hat, Inc. †	5,463
238	Rovi Corp. †	5,562
1,130	Salesforce.com, Inc. †	61,303
1,180	SanDisk Corp.	108,217
174	Seagate Technology PLC	10,196
81	Teradata Corp. †	3,415
630	Texas Instruments, Inc.	29,138
252	Trimble Navigation, Ltd. †	7,787
221	Visa, Inc., Class A	46,633
182	Western Digital Corp.	18,169
584	Wex, Inc. †	63,025
1,050	Xerox Corp.	13,923
644	XO Group, Inc. †	7,193
742	Yahoo!, Inc. †	26,571

		2,872,291

Materials — 2.4%
112	Albemarle Corp.	6,870
700	Alcoa, Inc.	11,473
112	Allegheny Technologies, Inc.	4,217
56	CF Industries Holdings, Inc.	14,019
308	Clearwater Paper Corp. †	20,821
98	Cliffs Natural Resources, Inc.	1,710
70	Cytec Industries, Inc.	7,060
574	Dow Chemical Co.	29,314
462	E.I. Du Pont de Nemours & Co.	29,712
196	Ecolab, Inc.	21,272
434	Freeport-McMoRan Copper & Gold, Inc.	16,154
154	Hawkins, Inc.	5,275
210	International Paper Co.	9,975
182	Koppers Holdings, Inc.	6,557
238	Monsanto Co.	26,915
168	Mosaic Co.	7,746
196	Newmont Mining Corp.	4,882
238	Nucor Corp.	11,953

Shares		Market Value
Common Stocks — (Continued)
Materials — (Continued)
224	Olympic Steel, Inc.	$4,912
154	Owens-Illinois, Inc. †	4,803
70	PPG Industries, Inc.	13,885
140	Praxair, Inc.	17,940
84	Reliance Steel & Aluminum Co.	5,733
70	Rock-Tenn Co., Class A	6,960
42	Royal Gold, Inc.	3,174
238	Sealed Air Corp.	7,645
168	United States Steel Corp.	5,626

		306,603

Telecommunication Services — 1.6%
210	American Tower Corp.	19,822
2,870	AT&T, Inc.	102,143
392	Sprint Corp. †	2,881
1,512	Verizon Communications, Inc.	76,235

		201,081

Utilities — 1.9%
1,568	American States Water Co.	47,902
434	Edison International	23,783
1,078	El Paso Electric Co.	39,724
672	Exelon Corp.	20,886
490	New Jersey Resources Corp.	25,029
285	NextEra Energy, Inc.	26,759
336	NRG Energy, Inc.	10,403
182	Sempra Energy	18,147
742	Southern Co.	32,121

		244,754

Total Common Stocks (cost $9,832,354)		$12,059,404

Total Investments — 95.0% (Cost $9,832,354)		$12,059,404

Other Assets less Liabilities — 5.0%		631,981

Net Assets — 100.0%		$12,691,385

†	Non-income producing security

NYS — New York Shares

See Notes to Portfolio of Investments.

Huntington EcoLogical Strategy ETF	July 31, 2014 (unaudited)

Portfolio of Investments Summary Table (unaudited)

Percentage of Market Value
Consumer Discretionary	15.6%
Consumer Staples	10.1%
Energy	3.7%
Financials	6.7%
Health Care	15.7%
Industrials	13.9%
Information Technology	24.3%
Materials	4.5%
Utilities	5.5%

Total	100.0%

Portfolio holdings and allocations are subject to change. As of July 31, 2014, percentages in the table above are based on total investments. Such total investments may differ from the percentages set forth in the preceding Portfolio of Investments which are computed using the Fund’s total net assets.

Portfolio of Investments

Shares		Market Value
Common Stocks — 94.4%
Consumer Discretionary — 14.9%
8,764	BorgWarner, Inc.	$545,559
504	Chipotle Mexican Grill, Inc. †	338,940
8,654	Ford Motor Co.	147,291
2,202	Harley-Davidson, Inc.	136,128
2,388	LKQ Corp. †	62,458
3,590	NIKE, Inc., Class B	276,897
2,268	Starbucks Corp.	176,178
2,352	V.F. Corp.	144,107

		1,827,558

Consumer Staples — 9.5%
1,568	Costco Wholesale Corp.	184,302
1,760	CVS Caremark Corp.	134,394
4,524	Darling International, Inc. †	84,689
1,846	Hain Celestial Group, Inc. †	157,833
2,144	Keurig Green Mountain, Inc.	255,737
2,324	McCormick & Co., Inc.	152,873
4,484	Whitewave Foods Co. †	133,578
1,666	Whole Foods Market, Inc.	63,675

		1,167,081

Energy — 3.5%
10,416	Spectra Energy Corp.	426,223

Financials — 6.3%
4,464	CBRE Group, Inc., Class A †	137,670
2,582	Discover Financial Services	157,657
2,047	Jones Lang LaSalle, Inc.	253,214
2,870	T. Rowe Price Group, Inc.	222,884

		771,425

Health Care — 14.8%
1,946	Becton, Dickinson & Co.	226,203
630	Biogen Idec, Inc. †	210,665
1,400	Cerner Corp. †	77,280
1,540	Edwards Lifesciences Corp. †	138,985
1,965	Gilead Sciences, Inc. †	179,896
3,822	HCA Holdings, Inc. †	249,615
980	Henry Schein, Inc. †	113,925
1,460	Humana, Inc.	171,769
3,416	Johnson & Johnson	341,907
1,330	Varian Medical Systems, Inc. †	109,260

Shares		Market Value
Common Stocks — (Continued)
Health Care — (Continued)
		$1,819,505

Industrials — 13.0%
7,822	Air Lease Corp.	269,468
966	Cummins, Inc.	134,651
1,904	Fastenal Co.	84,442
3,501	Illinois Tool Works, Inc.	288,376
5,046	MasTec, Inc. †	137,201
1,260	Middleby Corp. †	91,804
1,246	Norfolk Southern Corp.	126,668
6,202	Quanta Services, Inc. †	207,705
3,570	Tennant Co.	260,432

		1,600,747

Information Technology — 23.0%
2,188	3d Systems Corp. †	109,684
2,052	Accenture PLC, Class A	162,683
5,048	Apple Computer, Inc.	482,437
3,780	ARM Holdings PLC ADR	161,633
4,090	eBay, Inc. †	215,952
1,138	F5 Networks, Inc. †	128,127
1,996	Facebook, Inc. †	145,009
770	Google, Inc., Class A †	446,253
140	Google, Inc., Class C †	80,024
2,646	Jack Henry & Associates, Inc.	154,394
5,856	Qualcomm, Inc.	431,588
6,748	Texas Instruments, Inc.	312,095

		2,829,879

Materials — 4.3%
2,162	Ball Corp.	132,444
2,436	Ecolab, Inc.	264,379
1,270	Sigma-Aldrich Corp.	127,533

		524,356

Utilities — 5.2%
3,424	ITC Holdings Corp.	123,606
3,626	NextEra Energy, Inc.	340,446
1,694	Sempra Energy	168,909

		632,961

Total Common Stocks (cost $9,623,855)		$11,599,735

Total Investments — 94.4% (Cost $9,623,855)		$11,599,735

See Notes to Portfolio of Investments.

Huntington EcoLogical Strategy ETF (unaudited) (continued)

Market Value
Other Assets less Liabilities — 5.6%	$683,974

Net Assets — 100.0%	$12,283,709

†	Non-income producing security

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

Huntington Strategy Shares

Notes to Portfolio of Investments

July 31, 2014 (Unaudited)

1. Organization

Huntington Strategy Shares (the “Trust”) was organized on September 1, 2010 as a Delaware statutory trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. Currently, the Trust offers its Shares in two separate series: Huntington US Equity Rotation Strategy ETF (the “US Equity Rotation Strategy ETF”) and Huntington EcoLogical Strategy ETF (the “EcoLogical Strategy ETF”) (individually referred to as a “Fund”, or collectively as the “Funds.”). Each Fund is an actively-managed exchange-traded fund. The investment objective of each Fund is to seek capital appreciation, and the Funds do not seek to replicate a specified index. The Funds’ prospectuses provide a description of each Fund’s investment objectives, policies, and strategies. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held.

Under the Trust’s organizational documents, its officers and Board of Trustees (“the Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust. However, based on experience, the Trust expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its Schedules of Investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of Schedules of Investments in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuations

The Funds hold investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Security values are ordinarily obtained through the use of independent pricing services, in accordance with procedures adopted by the Trust’s Board. Pursuant to these procedures, the Funds may use a pricing service, bank, or broker-dealer experienced in such matters to value the Funds’ securities. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Funds would reasonably expect to receive upon its current sale. Additional consideration is given to securities that have experienced a decrease in the volume or level of activity or to circumstances that indicate that a transaction is not orderly.

The Trust has a three-tier fair value hierarchy that is dependent upon the various “inputs” used to determine the value of the Funds’ investments. The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:

•	Level 1 - Quoted prices in active markets for identical assets.

•	Level 2 - Other observable pricing inputs at the measurement date (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 - Significant unobservable pricing inputs at the measurement date (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Equity securities (including foreign equity securities) traded on a securities exchange are valued at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Huntington Strategy Shares

Notes to Portfolio of Investments, continued

July 31, 2014 (Unaudited)

2. Significant Accounting Policies (continued)

Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by a security pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the inputs used to value the Funds’ investments as of July 31, 2014, while the breakdown, by category, of common stocks is disclosed in the Portfolio Investments for each Fund.

	Level 1	Total Investments
US Equity Rotation Strategy ETF
Common Stocks(1)	$12,059,404	$12,059,404

Total Investments	$12,059,404	$12,059,404

EcoLogical Strategy ETF
Common Stocks(1)	$11,599,735	$11,599,735

Total Investments	$11,599,735	$11,599,735

(1)	Please see Portfolio of Investments for industry classifications.

The Trust’s policy is to disclose transfers between fair value hierarchy levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2, or 3 for the period ended July 31, 2014. As of July 31, 2014, no securities were categorized as Level 2 or Level 3.

B. Security Transactions and Related Income

Investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.

3. Federal Income Taxes

As of July 31, 2014, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/(Depreciation)
US Equity Rotation Strategy ETF	$9,831,987	$2,306,400	$(78,983)	$2,227,417
EcoLogical Strategy ETF	9,623,855	2,041,473	(65,593)	1,975,880

The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to tax deferral of losses on wash sales.

4. Investment Risks

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following additional risks: (1) the market price of a Fund’s shares may trade above or below their NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Huntington Strategy Shares

Notes to Portfolio of Investments, continued

July 31, 2014 (Unaudited)

4. Investment Risks (continued)

Ecological Investment Risk

The EcoLogical Strategy ETF’s ecological investment criteria could cause it to underperform funds that do not maintain ecological investment criteria. In order to comply with its ecological investment criteria, the EcoLogical Strategy ETF may be required to forego advantageous investment opportunities or sell investments at inappropriate times. The EcoLogical Strategy ETF’s ecological investment criteria may result in the EcoLogical Strategy ETF investing in industry sectors that are not performing as well as others.

5. Subsequent Events

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based upon this evaluation, no additional disclosures or adjustments were required to the Schedules of Investments as of July 31, 2014.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Huntington Strategy Shares

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ R. Jeffrey Young
R. Jeffrey Young, Chief Executive Officer

Date September 26, 2014

By (Signature and Title)	/s/ Bryan W. Ashmus
Bryan W. Ashmus, Treasurer

Date September 26, 2014